Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock High Yield Bond Portfolio	Jan. 28, 2021
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.05%
5 Years	8.57%
10 Years	6.79%
Investor A Shares
Average Annual Return:
1 Year	1.27%
5 Years	6.66%
10 Years	5.94%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(0.78%)
5 Years	4.26%
10 Years	3.43%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.68%
5 Years	4.04%
10 Years	3.46%
Investor C Shares
Average Annual Return:
1 Year	3.75%
5 Years	6.76%
10 Years	5.74%
Institutional Shares
Average Annual Return:
1 Year	5.82%
5 Years	7.88%
10 Years	6.71%
Class R Shares
Average Annual Return:
1 Year	5.22%
5 Years	7.21%
10 Years	6.04%